TAXATION	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXATION

NOTE 12. TAXATION

a)	Corporate Income Taxes

HUSN is incorporated in the BVI. Under the current law of the BVI, HUSN is not subject to tax on income or capital gains. Additionally, if dividends are paid by HUSN to its shareholders, no BVI withholding tax will be imposed.

Hudson Capital USA Inc., Hudson Capital Merger Sub I Inc. and Hudson Capital Merger Sub II Inc. were incorporated in the United States and are subject to taxes in the United States. They have evaluated their respective income tax positions and have determined that they do not have any uncertain tax positions. They will recognize interest and penalties related to any uncertain tax positions through their income tax expense.

Hudson Capital Merger Sub I Inc. and Hudson Capital Merger Sub II Inc. are subject to franchise tax filing requirements in the State of Delaware.

HKIFS and HKSQ were incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the financial statements as HKFS and HKSQ has no assessable profits for the years ended December 31, 2021, 2020 and 2019.

The HUSN’s PRC subsidiary, Yingxin Yijia, CIFS (Xiamen) Financial Leasing and its variable interest entities, Sheng Ying Xin and its subsidiaries being incorporated in the PRC, are governed by the income tax law of the PRC and are subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC is 25%, and applies to both domestic and foreign invested enterprises. Kashgar Sheng Ying Xin, which was incorporated in Kashgar City, Xinjiang Autonomous Region in People’s Republic of China, is exempted from income tax from its inception to December 31, 2021 and is subject to a tax rate of 25% after December 31, 2021.

The components of the income tax expense are as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Current	$-	$-	$7,243
Deferred	-	-	-
Total	$-	$-	$7,243

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2021, 2020, and 2019 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
(Loss) before income taxes	$(2,145,530)	$(9,075,353)	$(61,988,515)
PRC statutory EIT rate	25%	25%	25%
Income tax (benefit) computed at statutory EIT rate	(536,383)	(2,268,838)	(15,497,129)
Reconciling items:
Valuation allowance	-	-	1,798,398
Effect of tax holidays	-	109,630	93,455
Temporary difference	536,383	2,133,790	13,369,701
Permanent difference	-	25,418	242,818
Income tax (benefit) expense	$-	$-	$7,243

b)	Deferred Taxes

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2021	As of December 31, 2020

Deferred income tax assets
Net operating loss carry forwards	$-	$-
Total Deferred income tax assets	-	-
Less: Valuation allowance	-	-
Net deferred income tax assets	$-	$-

	As of December 31, 2021	As of December 31, 2020
Deferred income tax liabilities
Intangible assets from business combination	$-	$-
Total deferred income tax liabilities	$-	$-

The Company’s NOL was mainly from the Company’s VIE and subsidiaries’ cumulative net operating losses (“NOL”) of approximately $149,536 and $252,483 as of December 31, 2021 and 2020, respectively. Management considers projected future losses outweighs other factors and made a full allowance of related deferred tax assets.

c)	Taxes Payable

Yingxin Yijia, CIFS (Xiamen) Financial Leasing and its variable interest entities, Sheng Ying Xin and its subsidiaries, who provided services in China and therefore are subject to Chinese value-added tax (“VAT”). Sales revenue represents the invoiced value of services, net of the VAT. Since August 1, 2015, Sheng Ying Xin was classified as a general taxpayer with VAT of 6%. Kashgar Sheng Ying Xin is subject VAT of 4.5% (75% of general taxpayer’s rate of 6%), which is a tax holiday for enterprises established in Kashgar. Both FuhuiSZ and Anytrust are general taxpayers and subject to a 6% VAT rate. Yingda Xincheng was classified as a small-scale taxpayer and the VAT is at 3%. Furthermore, VAT payable of these four companies are subject to a 12% surtax, which includes urban maintenance and construction taxes and additional education fees.

Taxes payable consisted of the following:

	As of December 31, 2021	As of December 31, 2020

Corporate income tax payable	$-	$805,117
Value added tax payable	-	202,395
Other surtaxes payable	-	45,737
Total	$-	$1,053,249